JPMORGAN TRUST II

245 Park Avenue

New York, N.Y. 10167

February 13, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust II (“Trust”) on behalf of
the JPMorgan Large Cap Growth Fund
File Nos. 2-95973 and 811-4236

Ladies and Gentlemen:

We hereby submit for filing via EDGAR pursuant to the Securities Act of 1933, as amended (1933 Act”), and Rule 485(a) thereunder, and the Investment Company Act of 1940, as amended (“1940 Act”), on behalf of the Trust, Post-Effective Amendment No. 100 (Amendment No. 101 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (“Amendment”).

The Amendment is being filed to register new Class R5 Shares for the JPMorgan Large Cap Growth Fund. These shares are in a stand-alone prospectus. If you have any questions or comments, please call the undersigned at (614) 248-7598.

Sincerely,

/s/ Elizabeth A. Davin Elizabeth A. Davin, Esq. Assistant Secretary

cc:	James O’Connor
Division of Investment Management